Allowance for Credit Losses (Non-accrual Basis By Loan Class) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 1,921,000	$ 19,822,000	$ 4,886,000
Reduced interest income on non-accrual loans	169,000	694,000	$ 340,000
Commercial, financial and agricultural | Domestic | Commercial.
Loan loss allowances, financing receivable past due
Non-accrual loans, total	298,000	1,189,000
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	562,000	439,000
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	131,000	134,000
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	589,000	17,496,000
Real estate - mortgage | Domestic | Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 341,000	526,000
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total		$ 38,000